Intangible Assets - Schedule of Intangible Assets, net (Detail) ¥ in Thousands, $ in Thousands	Aug. 31, 2018 CNY (¥)	Aug. 31, 2018 USD ($)	Aug. 31, 2017 CNY (¥)
Finite Lived Intangible Assets [Line Items]
Total costs	¥ 84,293		¥ 25,193
Less: accumulated amortization	10,636		4,016
Intangible assets, net	73,657	$ 10,784	21,177
Trademarks and brand names
Finite Lived Intangible Assets [Line Items]
Total costs	48,186		24,186
Core Curriculum
Finite Lived Intangible Assets [Line Items]
Total costs	1,007		¥ 1,007
Customer relationship
Finite Lived Intangible Assets [Line Items]
Total costs	18,000
Non-compete agreement
Finite Lived Intangible Assets [Line Items]
Total costs	¥ 17,100